CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

5. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	26,753	22,819
Restricted cash (Note i)	—	30,084
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	26,753	52,903

(Note i) Restricted cash required by department of education and the deposits necessary to secure lines of credit from financial institutions.